BANK LOANS (Details Narrative)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2024 HKD ($)
Line of Credit Facility [Line Items]
Principal amount		$ 1,078,941
Long-Term Debt	$ 1,044,119	$ 1,078,941	$ 8,144,132
Maximum [Member]
Line of Credit Facility [Line Items]
Interest rate	3.375%		3.375%
Minimum [Member]
Line of Credit Facility [Line Items]
Interest rate	3.625%		3.625%
Hong Kong Prime Rate [Member]
Line of Credit Facility [Line Items]
Interest rate		2.50%
Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest expense	$ 38,132	$ 13,322